Debt - Schedule of Floor Plan Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Floor plan notes payable, net of debt discount	$ 94,738	$ 143,469
Successor [Member]
Debt discount		(42)
Predecessor [Member]
Debt discount			$ 12
Floor plan notes payable, net of debt discount			104,976
Floor Plan Notes Payable [Member] | Successor [Member]
Floor plan notes payable, gross	94,992	143,885
Debt discount	(254)	(416)
Floor plan notes payable, net of debt discount	$ 94,738	$ 143,469
Floor Plan Notes Payable [Member] | Predecessor [Member]
Floor plan notes payable, gross			105,207
Debt discount			(231)
Floor plan notes payable, net of debt discount			$ 104,976